FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending:		12/31/2009

Is this a transition report?		N

Is this an amendment to a previous filing?		N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: COLI VUL 2 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
	B.	File Number: 811-22091
	C.	Telephone Number: 303-737-3000

2.	A.	Street: 50 MAIN STREET
	B.	City: WHITE PLAINS
	C.	State NEW YORK
	D.	Zip Code: 10606
	E.	Foreign Country:

3.	Is this the first filing on this form by Registrant?	N

4.	Is this the last filing on this form by Registrant?	N

5.	Is Registrant a small a business investment company (SBIC)? (If yes, complete only 89-110)	N

6.	Is Registrant a unit investment trust (UIT)? (If yes, complete only 111 through 132)	Y

111.	A.	First Great-West Life & Annuity Insurance Company
B.
	C.	White Plains, New York 10606

112.

113.

114.	A.	GWFS Equities, Inc.
	B.	8-033854
	C.	Greenwood Village, CO 80111

115.	A.	Deloitte & Touche LLP
	B.	Denver, CO 80202

116.	A.	Y
	B.	GREAT-WEST

117.	A.	Y
	B.	N
	C.	N
	D.	Y
	E.	N

118.	1

119.	0

120.

121.	1

122.	1

123.	$0

124.

125.	$0

126.	$0

127.	A.
B.
C.
D.
E.
F.
G.
H.
I.
	J.	1 $0 $0
K.
	L.	1 $0 $0

128.	N

131.	$0

132.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate.  This report is signed on behalf of the registrant (or depositor or trustee).

City of:	Greenwood Village	State of:	Colorado	Date:	February 25, 2010

Name of Registrant, Depositor, or Trustee:

COLI VUL 2 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

By:	/s/ Julie J. Collett	Witness	/s/ Kristin L. Dunlap
	Julie J. Collett		Kristin L. Dunlap
	Managing Counsel		Lead Paralegal